Revenue (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue from Product Sales

The Company has not generated revenue from product sales. The Company has generated revenue pursuant to (i) license and collaboration agreements, which include upfront payments for licenses or options to obtain licenses, payments for research and development services and milestone payments, and (ii) government grants, which are shown in the table below for periods specified:

	Years ended December 31,
	2014	2013
License fees	$473,039	$5,159,425
Research and development services	876,619	3,591,855
Milestone payments	3,184,988	1,128,630
Government grants	830,408	2,547,382

Total Revenue	$5,365,054	$12,427,292

Revenue Received	The Company has received the following amounts:

	Years ended December 31,
	2014	2013
Amounts received	$—	$2,915,559
Revenue from grant	$714,388	$2,430,358

Balance Sheet Items Related to FP7 Agreement

The following balance sheet items relate to the FP7 agreement:

	December 31,
	2014	2013
Other current assets (receivables from FP7 grant)	$857,489	$261,568
Cash (restricted cash)	$—	$72,497
Deferred revenue	$—	$69,444